APPENDIX 1.
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


 1.  Name and address of issuer:  New York Life MFA Series Fund,
Inc.


 2. Name of each series or class of funds for which this notice is filed:

     Bond, Cash Management, Capital Appreciation, Government,
Growth Equity, High Yield Corporate Bond, Indexed Equity,
International Equity, Total Return and Value Portfolios



 3.  Investment Company Act File Number: 811- 3833

     Securities Act File Number: 2-86082


 4.  Last day of fiscal year for which this notice is filed:
12/31/95



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:



 6.  Date of termination of issuer's declaration under Rule
24f-2(a)(1), if applicable (see Instruction A.6):



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

0



 8.  Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
0


 9.  Number and aggregate sale price of securities sold during the fiscal year:
0
(Fund sells shares exclusively to unmanaged registered separate accounts)


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
163,255,929 shares ($530,081,621)



11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
0


12.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
fiscal year in reliance on Rule 24f-2 (from Item 10):
0

     (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans (from Item 11, if
        applicable):
0

     (iii)  Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):
0

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
         fees pursuant to Rule 24e-2 (if applicable):
0

     (v) Net aggregate price of securities sold and issued
during the fiscal year in reliance on Rule 24f-2 [line
(i), plus line (ii), less line (iii), plus line (iv)] (if
applicable):
0

     (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation (see
        Instruction C.6):


     (vii)     Fee due [line (i) or line (v) multiplied by line
(vi)]:
0

Instruction:   Issuers should complete lines (ii), (iii),
(iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a).

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                            SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ A. Thomas Smith III
                                       A. Thomas Smith III
                                       Secretary

     Date  February 23, 1996

*Please print the name and title of the signing officer below the signature.